DESCRIPTION OF BUSINESS AND ORGANIZATION - Ownership (Details)	Dec. 31, 2019
Gao Jing | Gao Jing
Ordinary shares and preferred shares ownership interest	14.20%
Cui Yan | Cui Yan
Ordinary shares and preferred shares ownership interest	2.00%